Shareholders' Equity (Details Narrative) - USD ($)			3 Months Ended	9 Months Ended		12 Months Ended
	Jan. 06, 2017	Nov. 30, 2015	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Purchase of an additional shares value				$ 2,835,000		$ 111,000
Consideration received				455,000			$ 806,000
Option granted						20,000
Amortized stock based compensation			$ 69,648
Fair value of vested options				$ 835,767
Stock price			$ 0.51	$ 0.51
Volatility rate				198.30%
Unvested stock compensation			$ 631,318	$ 631,318
Stock issued for services, value				$ (2,096,597)			$ (15,217)
Private Placement Offerings [Member]
Number of shares issued				511,957
Number of shares issued value				$ 455,000
Minimum [Member]
Risk-free interest rate				0.83%
Maximum [Member]
Risk-free interest rate				1.03%
Mr. Forchic [Member]
Option granted	3,000,000
Stock option per share	$ 0.60
Stock option shares vesting percentage	33.30%
Fair value of shares on date of grants	$ 835,767
Consultants [Member]
Stock issued for services, shares				1,467,000
Stock issued for services, value				$ 2,096,597
Employment Agreement [Member]
Number of shares issued	5,411,765
Number of shares issued value	$ 2,760,000
Purchase of an additional shares	784,314
Purchase of an additional shares value	$ 400,000
Purchase consideration	100,000
Consideration received	$ 300,000
Amortized stock based compensation				$ 75,000	$ 75,000
Stock granted share-based compensation shares				62,500	62,500
Four Year Employment Agreement [Member]
Option granted						125,000
Fair value of shares on date of grants		$ 400,000
Stock granted share-based compensation shares		500,000